Goodwill - Changes to Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Changes In Carrying Amount Of Goodwill [Abstract]
Balance at March 31, 2012	$ 34,173
Impairment of goodwill	(34,173)
Balance at March 31, 2013